NEW STANDARDS INTERPRETATIONS AND AMENDMENTS	12 Months Ended
Dec. 31, 2025
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
NEW STANDARDS INTERPRETATIONS AND AMENDMENTS	NEW STANDARDS INTERPRETATIONS AND AMENDMENTS
Adoption of new accounting standards

Amendment to IAS 21 – Effects of Changes in Foreign Exchange

On January 1, 2025, the Company adopted the Amendment to IAS 21 “The Effects of Changes in Foreign Exchange” (“IAS 21”), which specifies how to assess whether a currency is exchangeable and how to determine the exchange rate when it is not exchangeable. The amendment specifies that a currency is exchangeable when it can be exchanged through market or exchange mechanisms that create enforceable rights and obligations without undue delay at the measurement date and the specified purpose. For non-exchangeable currencies, an entity is required to estimate the spot exchange rate as the rate that would have applied to an orderly exchange transaction between market participants at the measurement date under prevailing economic conditions. The amendment did not have a significant impact on the Company's consolidated financial statements.

New accounting standards issued but not yet effective

IFRS 18 - Presentation and Disclosures of Financial Statements.

On April 9, 2024, the IASB issued IFRS 18 “Presentation and Disclosure in the Financial Statements” (“IFRS 18”) replacing IAS 1. IFRS 18 introduces categories and defined subtotals in the statement of profit or loss, disclosures on management-defined performance measures, and requirements to improve the aggregation and disaggregation of information in the financial statements. As a result of IFRS 18, amendments to IAS 7 were also issued to require that entities use the operating profit subtotal as the starting point for the indirect method of reporting cash flows from operating activities and also to remove presentation alternatives for interest and dividends paid and received. Similarly, amendments to IAS 33 “Earnings per Share” were issued to permit disclosure of additional earnings per share figures using any other component of the statement of profit or loss, provided the numerator is a total or subtotal defined under IFRS 18. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027, and is to be applied retrospectively, with early adoption permitted. The Company is currently assessing the impact of the standard on the consolidated financial statements.

Classification and Measurement of Financial Instruments - Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures

On May 30, 2024, the IASB issued narrow scope amendments to IFRS 9 “Financial Instruments” (“IFRS 9”) and IFRS 7. The amendments include the clarification of the date of initial recognition or derecognition of financial liabilities, including financial liabilities that are settled in cash using an electronic payment system. The amendments also introduce additional disclosure requirements to enhance transparency regarding investments in equity instruments designated at FVOCI and financial instruments with contingent features. The amendments are effective for annual periods beginning on or after January 1, 2026, and are not expected to have an impact on the Company’s financial statements.

Contracts Referencing Nature-Dependent Electricity - Amendments to IFRS 9, Financial Instruments and IFRS 7, Financial Instruments: Disclosures

On December 18, 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to help companies better report the financial effects of nature-dependent electricity contracts. The amendments clarify the factors an entity would consider when assessing whether a renewable electricity contract qualifies for the own-use exemption under IFRS 9, as well as hedge accounting requirements for when a renewable electricity contract is designated as the hedging instrument in a cash flow hedge of forecasted sales or purchases of electricity. The amendments are effective for annual reporting periods beginning on or after January 1, 2026. The amendments shall be applied retrospectively, however prior periods need not be restated to reflect the application of the amendments. The Company does not currently have such contracts in effect and therefore does not expect the adoption of the amendment to have a significant impact on the Company's financial statements.